                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21342
                                   ---------------------------------------------

               Lehman Brothers First Trust Income Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

399 Park Ave., New York, NY                                          10022
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)


 Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc.
                        399 Park Ave., New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 526-7000
                                                    ---------------------------

Date of fiscal year end:   12/31/2005
                          ---------------------------

Date of reporting period:  12/31/2005
                          ---------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The annual report for the period January 1, 2005 through December 31, 2005 is filed herewith.

ANNUAL REPORT 2005


LEHMAN BROTHERS
FIRST TRUST INCOME
OPPORTUNITY FUND

[GRAPHIC]


LEHMAN BROTHERS

CONTENTS

Chairman's and President's Letter                                              2

Portfolio Manager's Report                                                     3

Fund Overview                                                                  4

Schedule of Investments                                                        5

Notes to Schedule of Investments                                              15

Statement of Assets and Liabilities                                           16

Statement of Operations                                                       17

Statements of Changes in Net Assets                                           18

Financial Highlights                                                          19

Notes to Financial Statements                                                 20

Shareholder Voting Results                                                    25

Report of Independent Registered Public Accounting Firm                       26

Dividend Reinvestment Plan (Unaudited)                                        27

Trustees and Officers Table (Unaudited)                                       28

CHAIRMAN AND PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present to you the 2005 annual report of the Lehman Brothers First Trust Income Opportunity Fund. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The high yield market was volatile over the course of 2005, with changes in interest rates being the primary source of the volatility. With fears of higher inflation, a spike in Treasury rates, and Federal Reserve Chairman Alan Greenspan's comments about a bond market "conundrum," high yield bonds declined in value. While interest rates were the main culprit, a modest increase in spreads over the year also contributed to price declines. However, the attractive coupon levels associated with high yield securities more than offset any price declines and resulted in a positive overall return for the market.

The Fund's investment objective is to seek high total return through income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high yield debt securities*. Its performance is dependent on several factors, including the rate of interest received on securities held by the Fund, the interest cost of Money Market Cumulative Preferred Shares issued by the Fund, and the results of interest rate hedges used by the Fund in seeking to manage short-term interest rate costs.

Portfolio Manager Ann H. Benjamin and her team of seasoned investment professionals at Lehman Brothers Asset Management LLC manage the portfolio. The team takes a proactive approach to high yield asset management, integrating detailed security and industry analysis within the context of a global economic outlook. Ann's portfolio co-managers and research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We thank you for the trust you have placed in us by investing in the Lehman Brothers First Trust Income Opportunity Fund. We will continue to do our best to earn it.

Sincerely,

/s/ Kurt A. Locher                      /s/ Brad Tank
Kurt A. Locher                          Brad Tank
CHAIRMAN AND TRUSTEE                    PRESIDENT

----------
* Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High-yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND ANNUAL REPORT 2005

PORTFOLIO MANAGER'S REPORT

For the annual reporting period ended December 31, 2005, the Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC) returned 3.63% on a Net Asset Value (NAV) basis and 5.40% on a Market Value basis.

For the year, the high yield bond market* produced modest returns that were driven by higher interest rates, despite historically low default levels and a relatively benign credit environment. While most sectors in the high yield market performed fairly well, three sectors in particular weighed on the market's overall performance. These sectors included the Autos, which were affected by credit downgrades of both General Motors and Ford, and Forest and Paper Products. Automotive suppliers in particular were hurt by cost pressures from GM and Ford. In general, credit spreads were only modestly wider for the year, but returns were dampened primarily by the rise in interest rates.

The portfolio's relative outperformance came from a number of market sectors. For example, an overweight in the strongly performing gaming sector helped results. We purposefully maintained an underweight position in the weak paper sector, which helped our returns relative to the broad market. In the Media sector, the Fund's strong performance was mostly the result of good security selection. Other areas that did well included Wireless and Health Care. In the Wireless segment, we enjoyed favorable security selection and benefited from an overweight, as the sector as a whole was strong. In Health Care, the portfolio also benefited from positive security selection. The majority of our alpha generation came from security selection.

Looking ahead, there are a number of factors that we believe bode well for the high yield market. First, we anticipate that the Federal Reserve Board's tightening cycle is going to end sometime in the first part of 2006. Second, although default rates among lower quality bonds may experience a slight uptick, they are still low relative to historical standards. Third, the economy generally appears to be doing well.

Our strategy is to stay focused on intermediate duration bonds in the BB area of the market, where we are seeing the best value. The spread conversion between B- and BB-rated bonds is extremely narrow, so there is little to gain from taking on the excess risk in the B-rated segment of the market. We therefore expect to continue to move up the credit quality spectrum (within the non-investment grade category) as our lower quality bonds mature and are called or tendered. In addition, we continue to focus on industries with stable cash flows, such as Cable, Media, Health Care and Gaming.

We also plan to underweight the cyclical segment of the market. From a valuation perspective, cyclical components are trading similarly to more defensive industries and, to us, appear fully valued. Over the past year, we began lowering our cyclical weighting and we plan to maintain a significant underweight until valuations in this area of the market start to look more attractive.

Sincerely,

/s/ Ann H. Benjamin
Ann H. Benjamin
PORTFOLIO MANAGER

----------
Past performance is not indicative of future results.
* Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High-yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FUND OVERVIEW (AS OF 12/31/05)(1)

PERFORMANCE HIGHLIGHTS(2)

                                   3 MONTHS   6 MONTHS
                                    ENDED      ENDED     YEAR ENDED   CUMULATIVE TOTAL RETURN
                  INCEPTION DATE   12/31/05   12/31/05    12/31/05      SINCE INCEPTION(3)
  NAV                07/28/03        1.28%      2.54%       3.63%              30.82%
  Market Price       07/28/03        2.62%      8.00%       5.40%              34.46%

FUND FACTS

  Ticker                                                     NYSE: LBC
  Market Price (12/31/2005)                            $         15.61
  Net Asset Value (NAV)                                $         14.51
  Premium / (Discount)                                            7.58%
  Shares outstanding:                                       12,247,538
  CUSIP number:                                            525178 10 9
  Inception Date:                                              7/28/03

PORTFOLIO CHARACTERISTICS

  Portfolio Turnover                                             96.18%
  Expense Ratio                                                   1.53%
  Wtd. Avg. Maturity                                        7.98 Years
  Average Coupon                                                  8.14%
  Average Credit Quality                                             B
  Portfolio Composition - % High Yield                            89.1%

CAPITAL STRUCTURE AND LEVERAGE ($ MM)

  Total Net Assets                                     $         267.9
  Net Assets Attributable to Common Shares             $         177.7
  Net Assets Attributable to Preferred Shares          $          90.2
  Net Assets Attributable to Other Borrowings                        -
  Leverage (% of total net assets)                                33.7%

[CHART]

CREDIT QUALITY BREAKDOWN (% OF TOTAL INVESTMENTS AND CASH)

  Cash (AAA)                                                       2.0%
  BBB                                                              7.0%
  BB                                                              43.0%
  A                                                                0.5%
  B                                                               38.4%
  CCC                                                              7.7%
  Not Rated                                                        1.4%

[CHART]

MARKET PRICE AND NAV PERFORMANCE

                            PRICE ($)     NAV ($)   PREMIUM/DISCOUNT (%)
7/29/2003                   $   15.00   $   14.30               0.049000
8/8/2003                    $   15.00   $   14.16               0.059300
8/15/2003                   $   15.10   $   13.98               0.080100
8/22/2003                   $   14.56   $   14.39               0.011800
8/29/2003                   $   14.45   $   14.60              -0.010300
9/5/2003                    $   14.75   $   14.75               0.000000
9/12/2003                   $   14.83   $   14.93              -0.006700
9/19/2003                   $   14.82   $   14.90              -0.005370
9/26/2003                   $   14.78   $   14.92              -0.009380
10/3/2003                   $   14.93   $   14.87               0.004035
10/10/2003                  $   15.14   $   15.00               0.009330
10/17/2003                  $   15.10   $   14.95               0.010000
10/24/2003                  $   15.23   $   14.80               0.029054
10/31/2003                  $   15.25   $   14.88               0.024900
11/7/2003                   $   15.27   $   14.94               0.022100
11/14/2003                  $   15.48   $   15.01               0.031300
11/21/2003                  $   15.14   $   14.99               0.010000
11/28/2003                  $   15.26   $   15.06               0.013300
12/5/2003                   $   15.36   $   15.34               0.001300
12/12/2003                  $   15.32   $   15.43              -0.007130
12/19/2003                  $   15.43   $   15.60              -0.010900
12/26/2003                  $   15.49   $   15.46               0.001940
12/31/2003                  $   15.91   $   15.51               0.027800
1/9/2004                    $   15.79   $   15.92              -0.008233
1/16/2004                   $   16.59   $   15.98               0.038173
1/23/2004                   $   16.25   $   15.95               0.018809
1/30/2004                   $   16.10   $   15.60               0.032051
2/6/2004                    $   16.00   $   15.31               0.045069
2/13/2004                   $   16.52   $   15.49               0.066495
2/20/2004                   $   15.99   $   15.22               0.050591
2/27/2004                   $   16.17   $   15.17               0.065920
3/5/2004                    $   16.03   $   15.27               0.049771
3/12/2004                   $   16.22   $   15.25               0.063607
3/19/2004                   $   16.43   $   15.12               0.086640
3/26/2004                   $   16.02   $   14.98               0.069426
3/31/2004                   $   16.20   $   15.09               0.073559
4/2/2004                    $   16.16   $   15.06               0.073041
4/8/2004                    $   15.90   $   15.16               0.048813
4/16/2004                   $   14.82   $   15.17              -0.023617
4/23/2004                   $   14.90   $   15.14              -0.016107
4/30/2004                   $   14.71   $   15.02              -0.021074
5/7/2004                    $   14.39   $   14.65              -0.018068
5/21/2004                   $   13.87   $   14.35              -0.034607
5/28/2004                   $   14.94   $   14.54               0.027510
6/4/2004                    $   14.95   $   14.54               0.028198
6/10/2004                   $   14.98   $   14.62               0.024624
6/18/2004                   $   14.95   $   14.71               0.016315
6/25/2004                   $   14.75   $   14.69               0.004084
6/30/2004                   $   14.85   $   14.67               0.012270
7/2/2004                    $   14.94   $   14.72               0.014946
7/9/2004                    $   15.00   $   14.85               0.010101
7/16/2004                   $   15.20   $   14.98               0.014686
7/23/2004                   $   15.18   $   14.85               0.022222
7/30/2004                   $   15.15   $   14.82               0.022267
8/13/2004                   $   15.44   $   14.81               0.042539
8/20/2004                   $   15.55   $   14.88               0.045027
8/27/2004                   $   15.49   $   14.85               0.043098
8/31/2004                   $   15.58   $   14.87               0.047747
8/13/2004                   $   15.44   $   14.81               0.042539
8/20/2004                   $   15.55   $   14.88               0.045027
8/27/2004                   $   15.49   $   14.85               0.043098
8/31/2004                   $   15.58   $   14.87               0.047747
9/3/2004                    $   15.53   $   14.91               0.041583
9/10/2004                   $   15.73   $   15.06               0.044489
9/17/2004                   $   15.85   $   15.11               0.048974
9/24/2004                   $   15.67   $   15.03               0.042582
10/1/2004                   $   15.75   $   15.03               0.047904
10/15/2004                  $   16.29   $   15.20               0.071711
10/22/2004                  $   16.13   $   15.08               0.069629
10/29/2004                  $   15.86   $   15.32               0.035248
11/5/2004                   $   16.30   $   15.53               0.049581
11/12/2004                  $   16.10   $   15.49               0.039380
11/19/2004                  $   16.35   $   15.57               0.050096
11/26/2004                  $   16.34   $   15.48               0.055556
12/3/2004                   $   16.40   $   15.43               0.062865
12/10/2004                  $   16.10   $   15.55               0.035370
12/17/2004                  $   16.48   $   15.63               0.054383
12/23/2004                  $   16.26   $   15.55               0.045659
12/31/2004                  $   16.48   $   15.59               0.057088
1/7/2005                    $   15.98   $   15.61               0.023700
1/14/2005                   $   16.30   $   15.53               0.049600
1/21/2005                   $   16.00   $   15.36               0.041700
1/28/2005                   $   15.91   $   15.46               0.029100
1/31/2005                   $   15.91   $   15.49               0.027100
2/4/2005                    $   15.84   $   15.65               0.012100
2/11/2005                   $   15.99   $   15.68               0.019800
2/18/2005                   $   15.73   $   15.64               0.005800
2/25/2005                   $   15.53   $   15.72              -0.012100
2/28/2005                   $   15.50   $   15.75              -0.015900
3/4/2005                    $   15.44   $   15.73              -0.018400
3/11/2005                   $   15.23   $   15.69              -0.029300
3/18/2005                   $   15.05   $   15.45              -0.025900
3/24/2005                   $   14.20   $   15.02              -0.054600
3/31/2005                   $   14.85   $   14.83               0.001300
4/1/2005                    $   14.78   $   14.85              -0.004700
4/8/2005                    $   15.00   $   15.03              -0.002000
4/15/2005                   $   14.58   $   14.68              -0.006800
4/22/2005                   $   14.68   $   14.66               0.001400
4/29/2005                   $   14.72   $   14.38               0.023600
5/6/2005                    $   14.94   $   14.45               0.033900
5/13/2005                   $   14.87   $   14.27               0.042000
5/20/2005                   $   14.86   $   14.16               0.049400
5/27/2005                   $   14.78   $   14.56               0.015100
5/31/2005                   $   15.01   $   14.65               0.024600
6/3/2005                    $   15.01   $   14.94               0.004700
6/10/2005                   $   15.13   $   14.87               0.017500
6/17/2005                   $   15.34   $   14.95               0.026100
6/24/2005                   $   15.17   $   14.84               0.022200
6/30/2005                   $   15.27   $   14.95               0.021400
7/1/2005                    $   15.31   $   14.96               0.023400
7/8/2005                    $   15.70   $   14.98               0.048100
7/15/2005                   $   15.95   $   15.16               0.052100
7/22/2005                   $   15.92   $   15.04               0.058500
7/29/2005                   $   15.93   $   15.15               0.051500
8/5/2005                    $   15.49   $   15.06               0.028600
8/12/2005                   $   15.55   $   15.10               0.029800
8/19/2005                   $   15.98   $   15.17               0.053400
8/26/2005                   $   15.85   $   15.10               0.049700
8/31/2005                   $   15.82   $   15.05               0.051200
9/22/2005                   $   15.70   $   15.02               0.045300
9/9/2005                    $   15.90   $   15.06               0.055800
9/16/2005                   $   15.82   $   15.01               0.054000
9/23/2005                   $   15.73   $   14.72               0.068600
9/30/2005                   $   15.64   $   14.73               0.061800
10/7/2005                   $   15.84   $   14.68               0.079000
10/14/2005                  $   15.30   $   14.50               0.055200
10/21/2005                  $   15.05   $   14.61               0.030100
10/28/2005                  $   15.10   $   14.45               0.045000
10/31/2005                  $   15.14   $   14.48               0.045600
11/4/2005                   $   15.16   $   14.51               0.044800
11/11/2005                  $   15.40   $   14.50               0.062100
11/18/2005                  $   15.36   $   14.32               0.072600
11/25/2005                  $   15.36   $   14.38               0.068200
11/30/2005                  $   15.24   $   14.45               0.054700
12/2/2005                   $   15.46   $   14.50               0.066200
12/9/2005                   $   15.60   $   14.53               0.073600
12/16/2005                  $   15.67   $   14.59               0.074000
12/23/2005                  $   15.69   $   14.46               0.085100
12/31/2005                  $   15.61   $   14.51               0.075800

[CHART]

TOP INDUSTRIES (% OF TOTAL INVESTMENTS)

Media Broadcasting & Publishing                                 14.6%
Telephone Systems                                                7.4%
Entertainment & Leisure                                          9.2%
Electric Utilities                                               7.4%
Automotive                                                       9.9%
Oil & Gas                                                       10.0%
Health Care Providers                                            6.3%
Communications                                                   2.6%
Commercial Services                                              6.7%
Retailers                                                        4.1%
Other                                                           21.8%

[CHART]

MATURITY BREAKDOWN (% OF TOTAL INVESTMENTS AND CASH)

< 1 Year                                                        4.06%
1-3 Years                                                       6.42%
3-5 Years                                                      10.35%
5-7 Years                                                      27.98%
7-10 Years                                                     38.39%
10+ Years                                                      12.80%

----------
1. Unless noted, data at or for twelve months ended December 31, 2005. High yield securities, also known as "junk bonds," are subject to additional risks such as the increased risk of default. Portfolio holdings are subject to change.
2. Performance for NAV and Market Price assume reinvestment of all dividends and capital gains. Shares of the Fund fluctuate in value. Fund performance changes over time and currently may be different from that shown as of 12/31/05. Past performance is no guarantee of future results. More current Fund performance information can be obtained by visiting the Fund's website at www.lbftincomeopportunity.com.
3. Not annualized.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2005

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
ASSET BACKED SECURITIES -- 1.5%

               AIRLINES -- 1.5%
$  1,336,646   Continental Airlines, Inc., Pass-Through Certificates,
               Series 2004-ERJ1, Class A
               9.558%, 9/01/2019                                                     BBB           Ba           NR   $    1,341,940
   1,405,000   Delta Airlines, Inc., Pass-Through Certificates,
               Series 2000-1, Class A2
               7.570%, 11/18/2010                                                     BB           Ba            B        1,384,338

               TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $2,630,698)                                                 2,726,278

CORPORATE DEBT -- 141.6%

               ADVERTISING -- 0.7%
   1,325,000   Lamar Media Corp., Senior Subordinated Note
               6.625%, 8/15/2015                                                       B           Ba           NR        1,329,969

               AUTOMOTIVE -- 14.2%
   2,000,000   Ford Motor Co., Global Note
               7.450%, 7/16/2031                                                      BB           Ba           BB        1,360,000
   1,405,000   Ford Motor Credit Co., Global Note
               6.875%, 2/01/2006                                                      BB          Baa           BB        1,401,979
   1,500,000   Ford Motor Credit Co., Global Note
               7.875%, 6/15/2010                                                      BB          Baa           BB        1,349,838
   2,175,000   Ford Motor Credit Co., Global Note (FRN)
               5.290%, 11/16/2006                                                     BB          Baa           BB        2,111,838
   4,000,000   Ford Motor Credit Co., Note
               6.500%, 1/25/2007                                                      BB          Baa           BB        3,869,880
   3,070,000   Ford Motor Credit Co., Senior Note
               4.950%, 1/15/2008                                                      BB          Baa           BB        2,750,702
   1,355,000   General Motors Acceptance Corp., Global Note
               6.125%, 2/01/2007                                                      BB           Ba           BB        1,293,547
   4,145,000   General Motors Acceptance Corp., Global Note
               6.875%, 9/15/2011                                                      BB           Ba           BB        3,780,012
   2,690,000   General Motors Acceptance Corp., Note
               8.000%, 11/01/2031                                                     BB           Ba           BB        2,576,700
   5,155,000   General Motors Acceptance Corp., Senior Note
               7.000%, 2/01/2012                                                      BB           Ba           BB        4,675,204
                                                                                                                         25,169,700

               BEVERAGES, FOOD & TOBACCO -- 0.6%
   1,000,000   Del Monte Corp., Senior Subordinated Note
               8.625%, 12/15/2012                                                      B            B           BB        1,062,500

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               BUILDING MATERIALS -- 0.8%
$  1,460,000   Nortek, Inc., Senior Subordinated Note
               8.500%, 9/01/2014                                                     CCC          Caa           NR   $    1,408,900

               CHEMICALS -- 3.3%
   1,155,000   Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
               10.625%, 5/01/2011                                                     BB            B            B        1,270,500
   1,645,000   Methanex Corp., Senior Note
               8.750%, 8/15/2012                                                     BBB           Ba          BBB        1,830,062
   2,000,000   Millennium America, Inc., Senior Note
               9.250%, 6/15/2008                                                      BB            B           BB        2,157,500
     610,000   PQ Corp., Senior Subordinated Note, 144A
               7.500%, 2/15/2013                                                       B            B           NR          567,300
                                                                                                                          5,825,362

               COAL -- 1.6%
   1,350,000   Massey Energy Co., Senior Note
               6.625%, 11/15/2010                                                     BB            B           NR        1,371,937
   1,500,000   Massey Energy Co., Senior Note, 144A
               6.875%, 12/15/2013                                                     BB            B           NR        1,513,125
                                                                                                                          2,885,062

               COMMERCIAL SERVICES -- 9.6%
   1,905,000   Allied Waste North America, Inc., Senior Secured Note
               8.875%, 4/01/2008                                                      BB            B            B        2,009,775
   1,400,000   Allied Waste North America, Inc., Senior Note
               7.250%, 3/15/2015                                                      BB            B            B        1,414,000
   2,300,000   Cardtronics, Inc., Senior Subordinated Note, 144A
               9.250%, 8/15/2013                                                       B          Caa           NR        2,288,500
   1,014,000   Coinmach Corp., Senior Note
               9.000%, 2/01/2010                                                     CCC            B           NR        1,062,165
   2,945,000   Knowledge Learning Corp., Inc., Senior Subordinated Note, 144A
               7.750%, 2/01/2015                                                       B            B           NR        2,797,750
   3,105,000   Language Line, Inc., Note
               11.125%, 6/15/2012                                                    CCC          Caa           NR        2,887,650
   3,105,000   Monitronics International, Inc., Senior Subordinated Note
               11.750%, 9/01/2010                                                      B            B           NR        3,066,187
   1,595,000   Service Corp. International/US, Senior Note, Step Up,144A
               0.000%/7.000%, 6/15/2017 (c)                                           BB           Ba           NR        1,583,037
                                                                                                                         17,109,064

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               COMMUNICATIONS -- 3.8%
$  1,305,000   Dycom Industries, Inc., Senior Subordinated Note, 144A
               8.125%, 10/15/2015                                                      B           Ba           NR   $    1,305,000
   3,365,000   Intelsat Bermuda, Ltd., Senior Note, 144A
               8.625%, 1/15/2015                                                       B            B            B        3,398,650
   1,000,000   L-3 Communications Corp., Senior Subordinated Note
               7.625%, 6/15/2012                                                      BB           Ba           BB        1,052,500
   1,345,000   PanAmSat Holding Corp., Senior Note, Step-Up
               0.000%/10.375%, 11/01/2014 (c)                                          B            B           NR          941,500
                                                                                                                          6,697,650

               COMPUTERS -- 0.9%
   1,630,000   Sungard Data Systems, Inc., Senior Note, 144A
               9.125%, 8/15/2013                                                       B            B            B        1,687,050

               CONTAINERS & PACKAGING -- 3.5%
   3,645,000   Crown Americas, Inc., Guaranteed Senior Note, 144A
               7.750%, 11/15/2015                                                      B            B           NR        3,772,575
   2,345,000   Owens-Brockway Glass Container, Senior Secured Note
               8.750%, 11/15/2012                                                     BB            B           BB        2,520,875
                                                                                                                          6,293,450

               COSMETICS & PERSONAL CARE -- 1.6%
   1,985,000   Playtex Products, Inc., Senior Secured Note
               8.000%, 3/01/2011                                                       B            B           NR        2,114,025
     655,000   Playtex Products, Inc., Senior Subordinated Note
               9.375%, 6/01/2011                                                     CCC          Caa           NR          686,112
                                                                                                                          2,800,137

               ELECTRIC UTILITIES -- 10.5%
   4,305,000   AES Corp. (The), Senior Secured Note, 144A
               8.750%, 5/15/2013                                                       B           Ba           BB        4,687,069
   2,505,000   CMS Energy Corp., Senior Note
               7.750%, 8/01/2010                                                       B            B           BB        2,627,119
     440,000   Edison Mission Energy Corp., Senior Note
               9.875%, 4/15/2011                                                       B            B            B          513,150
   1,785,000   Midwest Generation LLC, Senior Secured Note
               8.750%, 5/01/2034                                                       B            B            B        1,965,731
     740,000   Mirant North America LLC, Senior Note, 144A
               7.375%, 12/31/2013                                                      B            B           BB          748,325
   1,410,000   Mission Energy Holding Co., Senior Secured Note
               13.500%, 7/15/2008                                                    CCC            B            B        1,635,600

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               ELECTRIC UTILITIES -- CONTINUED
$  1,910,000   Reliant Energy, Inc., Senior Secured Note
               9.500%, 7/15/2013                                                       B            B           BB   $    1,914,775
   3,000,000   TECO Energy, Inc., Note
               7.500%, 6/15/2010                                                      BB           Ba           BB        3,195,000
   1,500,000   TXU Corp., Series Q, Senior Note
               6.500%, 11/15/2024                                                     BB           Ba          BBB        1,424,058
                                                                                                                         18,710,827

               ELECTRONICS -- 2.3%
   2,130,000   Freescale Semiconductor, Inc., Senior Note
               7.125%, 7/15/2014                                                      BB           Ba           BB        2,268,450
   1,720,000   Xerox Corp., Note
               7.625%, 6/15/2013                                                      BB           Ba           BB        1,814,600
                                                                                                                          4,083,050

               ENTERTAINMENT & LEISURE -- 13.2%
   2,400,000   AMF Bowling Worldwide, Inc., Senior Subordinated Note
               10.000%, 3/01/2010                                                    CCC          Caa           NR        2,379,000
   1,770,000   Blockbuster, Inc., Senior Subordinated Note, 144A
               9.000%, 9/01/2012                                                     CCC          Caa           CC        1,557,600
   1,150,000   Choctaw Resort Development Enterprise, Senior Note, 144A
               7.250%, 11/15/2019                                                     BB            B           NR        1,168,687
   2,790,000   Chukchansi Economic Development Authority, Note, 144A
               8.000%, 11/15/2013                                                     BB            B           NR        2,863,237
   2,000,000   Chumash Casino & Resort Enterprise, Senior Note, 144A
               9.000%, 7/15/2010                                                      BB           Ba           NR        2,125,000
     490,000   Majestic Star Casino LLC/Majestic Star Casino Cap, Senior Note
               9.500%, 10/15/2010                                                     BB            B           NR          515,725
     910,000   Majestic Star Casino LLC/Majestic Star Casino Capital Corp. II,
               Senior Secured Note, 144A
               9.750%, 1/15/2011                                                       B            B           NR          916,825
   1,090,000   Marquee, Inc., Series B, Senior Note
               8.625%, 8/15/2012                                                       B            B           NR        1,139,050
   1,400,000   Mohegan Tribal Gaming Authority, Senior Subordinated Note
               7.125%, 8/15/2014                                                       B           Ba           NR        1,433,250
     665,000   Penn National Gaming, Inc., Senior Subordinated Note
               6.875%, 12/01/2011                                                      B            B           NR          671,650
     790,000   Royal Caribbean Cruises, Ltd., Senior Note
               7.500%, 10/15/2027                                                     BB           Ba           NR          846,287

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               ENTERTAINMENT & LEISURE -- CONTINUED
$  1,815,000   San Pasqual Casino, Senior Note, 144A
               8.000%, 9/15/2013                                                       B            B           NR   $    1,842,225
   3,510,000   Station Casinos, Inc., Senior Subordinated Note
               6.875%, 3/01/2016                                                       B           Ba           NR        3,588,975
   3,475,000   WMG Holdings Corp., Senior Note, Step-Up
               0.000%/9.500%, 12/15/2014 (c)                                           B            B           NR        2,432,500
                                                                                                                         23,480,011

               FINANCIAL SERVICES -- 2.6%
     500,000   American Real Estate Partners, LP, Senior Note
               8.125%, 6/01/2012                                                      BB           Ba           NR          518,750
   1,340,000   American Real Estate Partners, LP, Senior Note 144A
               7.125%, 2/15/2013                                                      BB           Ba           NR        1,340,000
   2,650,000   Arch Western Finance LLC, Guaranteed Senior Note
               6.750%, 7/01/2013                                                      BB           Ba           NR        2,699,687
                                                                                                                          4,558,437

               FOREST PRODUCTS & PAPER -- 0.3%
     500,000   Georgia-Pacific Corp., Note
               7.750%, 11/15/2029                                                     BB           Ba            B          456,250

               HEALTH CARE PROVIDERS -- 8.9%
   1,510,000   HCA, Inc., Note
               7.500%, 11/06/2033                                                     BB           Ba           BB        1,559,099
   2,100,000   Rural/Metro Corp., Senior Subordinated Note, 144A
               9.875%, 3/15/2015                                                     CCC          Caa           NR        2,142,000
   1,350,000   Select Medical Corp., Senior Note, 144A, (FRN)
               9.933%, 9/15/2015                                                       B          Caa           NR        1,356,750
   2,485,000   Spheris, Senior Subordinated Note, 144A
               11.000%, 12/15/2012                                                   CCC          Caa           NR        2,199,225
     500,000   Tenet Healthcare Corp., Senior Note, 144A
               9.250%, 2/01/2015                                                       B            B            B          496,250
   4,165,000   US Oncology Holdings, Inc., Senior Note, (FRN)
               9.264%, 3/15/2015                                                       B          Caa           NR        4,144,175
   2,500,000   US Oncology, Inc., Senior Note
               9.000%, 8/15/2012                                                       B            B           NR        2,675,000
   1,330,000   Ventas Realty, LP/Ventas Capital Corp. REIT, Note, 144A
               6.500%, 6/01/2016                                                      BB           Ba           NR        1,336,650
                                                                                                                         15,909,149

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               HEAVY MACHINERY -- 1.6%
$  1,040,000   Mueller Group, Inc., Senior Subordinated Note
               10.000%, 5/01/2012                                                      B          Caa           NR   $    1,105,000
   2,280,000   Mueller Holdings, Inc., Senior Note, Step-Up
               0.000%/14.750%, 4/15/2014 (c)                                           B           NR           NR        1,715,700
                                                                                                                          2,820,700

               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 2.8%
   1,900,000   Beazer Homes USA, Inc., Senior Note
               8.625%, 5/15/2011                                                      BB           Ba           BB        1,985,500
     560,000   K Hovnanian Enterprises, Inc., Senior Note
               8.000%, 4/01/2012                                                      BB           Ba           BB          578,404
   1,255,000   Simmons Bedding Co., Senior Subordinated Note
               7.875%, 1/15/2014                                                       B          Caa           NR        1,160,875
   1,255,000   Standard-Pacific Corp., Senior Note
               7.750%, 3/15/2013                                                      BB           Ba           BB        1,228,331
                                                                                                                          4,953,110

               MEDIA - BROADCASTING & PUBLISHING -- 20.9%
   2,005,000   CCH I Holdings LLC, Guaranteed Senior Note, 144A
               10.000%, 5/15/2014                                                    CCC           Ca          CCC        1,137,837
   1,613,000   CCH I LLC, Guaranteed Senior Secured Note, 144A
               11.000%, 10/01/2015                                                   CCC          Caa          CCC        1,354,920
   1,845,000   Charter Communications Operating LLC/Charter
               Communications Capital Corp., Senior Note, 144A
               8.000%, 4/30/2012                                                       B            B            B        1,835,775
   1,000,000   Charter Communications Operating LLC/Charter
               Communications Capital Corp., Senior Note, 144A
               8.375%, 4/30/2014                                                       B            B            B          995,000
   2,525,000   CSC Holdings, Inc., Series B, Senior Note
               8.125%, 8/15/2009                                                       B            B           BB        2,550,250
   2,960,000   Dex Media, Inc., Note
               8.000%, 11/15/2013                                                      B            B          CCC        3,019,200
     650,000   DirecTV Holdings LLC, Senior Note
               6.375%, 6/15/2015                                                      BB           Ba           BB          635,375
     550,000   DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
               8.375%, 3/15/2013                                                      BB           Ba           BB          591,250
   1,400,000   Echostar DBS Corp., Senior Note
               6.625%, 10/01/2014                                                     BB           Ba           BB        1,342,250
     960,000   Entercom Radio LLC/Entercom Capital, Inc., Senior Subordinated Note
               7.625%, 3/01/2014                                                       B           Ba           NR          962,400

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               MEDIA - BROADCASTING & PUBLISHING -- CONTINUED
$  1,915,000   Houghton Mifflin Co., Senior Note
               8.250%, 2/01/2011                                                       B            B            B   $    1,977,237
   1,000,000   Liberty Media Corp., Senior Note
               8.500%, 7/15/2029                                                      BB           Ba           BB          990,326
     585,000   LIN Television Corp., Series B, Senior Subordinated Note
               6.500%, 5/15/2013                                                       B           NR           NR          560,869
     910,000   Mediacom Broadband LLC, Senior Note, 144A
               8.500%, 10/15/2015                                                      B            B            B          842,887
     610,000   Mediacom LLC/Mediacom Capital Corp., Senior Note
               9.500%, 1/15/2013                                                       B            B            B          595,512
   7,300,000   Ono Finance Plc, Note
               14.000%, 2/15/2011                                                    CCC            B            B        7,874,875
   2,050,000   Paxson Communications Corp., Senior Note, 144A, (FRN)
               10.777%, 1/15/2013                                                    CCC            B           NR        1,970,562
   1,665,000   Primedia, Inc., Senior Note
               8.000%, 5/15/2013                                                       B            B           NR        1,409,006
   1,185,000   Primedia, Inc., Senior Note
               8.875%, 5/15/2011                                                       B            B           NR        1,093,163
     325,000   RH Donnelley Inc., Senior Subordinated Note
               10.875%, 12/15/2012                                                     B            B           NR          366,438
     605,000   Rogers Cable, Inc., Senior Secured Note
               7.875%, 5/01/2012                                                      BB           Ba           BB          649,619
   1,355,000   Rogers Cable, Inc., Senior Secured Note
               8.750%, 5/01/2032                                                      BB           Ba           BB        1,558,250
   1,300,000   Shaw Communications, Inc., Senior Note
               7.200%, 12/15/2011                                                     BB           Ba           NR        1,355,250
     775,000   Young Broadcasting, Inc., Senior Subordinated Note
               8.750%, 1/15/2014                                                     CCC          Caa           NR          682,969
     775,000   Young Broadcasting, Inc., Senior Subordinated Note
               10.000%, 3/01/2011                                                    CCC          Caa           NR          725,594
                                                                                                                         37,076,814

               MEDICAL SUPPLIES -- 1.3%
   3,785,000   CDRV Investors, Inc., Senior Note, Step-Up
               0.000%/9.625%, 1/01/2015 (c)                                            B          Caa           NR        2,318,313

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               OIL & GAS -- 14.3%
$    670,000   Chesapeake Energy Corp., Senior Note
               6.875%, 1/15/2016                                                      BB           Ba           BB   $      686,750
   2,380,000   Chesapeake Energy Corp., Senior Note
               7.000%, 8/15/2014                                                      BB           Ba           BB        2,463,300
   2,300,000   Dynegy Holdings, Inc., Senior Note, 144A
               10.125%, 7/15/2013                                                      B            B            B        2,599,000
   2,650,000   El Paso Corp., Note, 144A
               7.750%, 6/15/2010                                                      NR           NR           NR        2,703,000
     920,000   El Paso Corp., Senior Note, 144A
               9.625%, 5/15/2012                                                      NR           NR           NR        1,014,300
   1,970,000   El Paso Natural Gas Co., Note
               8.375%, 6/15/2032                                                       B            B           NR        2,224,991
   1,095,000   El Paso Natural Gas Co., Senior Note
               7.625%, 8/01/2010                                                       B            B           NR        1,151,479
     840,000   Forest Oil Corp., Senior Note
               7.750%, 5/01/2014                                                      BB           Ba           NR          871,500
   1,710,000   Forest Oil Corp., Senior Note
               8.000%, 12/15/2011                                                     BB           Ba           NR        1,868,175
   1,820,000   Kerr-McGee Corp., Note
               6.950%, 7/01/2024                                                      BB           Ba           BB        1,930,441
     500,000   Newfield Exploration Co., Senior Note
               7.625%, 3/01/2011                                                      BB           Ba           BB          535,000
   3,000,000   Newfield Exploration Co., Senior Subordinated Note
               8.375%, 8/15/2012                                                      BB           Ba           BB        3,210,000
     435,000   Southern Natural Gas Co., Note
               8.000%, 3/01/2032                                                       B            B           NR          476,983
   1,420,000   Targa Resources, Inc., Senior Note, 144A
               8.500%, 11/01/2013                                                      B            B           NR        1,455,500
   1,965,000   Transcontinental Gas Pipe Line Corp., Note
               7.250%, 12/01/2026                                                      B           Ba           BB        2,146,763
                                                                                                                         25,337,182

               PHARMACEUTICALS -- 2.4%
   3,015,000   Athena Neurosciences Finance LLC, Senior Note
               7.250%, 2/21/2008                                                       B            B           NR        2,943,394
   1,330,000   Biovail Corp., Senior Subordinated Note
               7.875%, 4/01/2010                                                      BB            B           NR        1,378,213
                                                                                                                          4,321,607

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               RETAILERS -- 5.9%
$  2,330,000   Amscan Holdings, Inc., Senior Subordinated Note
               8.750%, 5/01/2014                                                     CCC            B           NR   $    1,963,025
   1,415,000   Dollarama Group, LP, Senior Subordinated Note, 144A
               8.875%, 8/15/2012                                                       B            B           NR        1,386,700
   2,045,000   JC Penney Corp., Note
               8.125%, 4/01/2027                                                      BB           Ba          BBB        2,142,138
   2,325,000   Jean Coutu Group, Inc., Senior Subordinated Note
               8.500%, 8/01/2014                                                       B          Caa           NR        2,127,375
   2,755,000   Movie Gallery, Inc., Senior Note
               11.000%, 5/01/2012                                                    CCC            B           NR        2,148,900
     730,000   Stripes Acquisition LLC/Susser Finance Corp., Senior Note, 144A
               10.625%, 12/15/2013                                                     B            B           NR          740,950
                                                                                                                         10,509,088

               TELEPHONE SYSTEMS -- 10.6%
     640,000   American Cellular Corp., Series B, Senior Note
               10.000%, 8/01/2011                                                      B            B           NR          694,400
   1,759,645   Calpoint Receivables Structured Trust 2001, Note, 144A
               7.440%, 12/10/2006                                                     NR            B          CCC        1,764,044
   2,635,000   Centennial Cellular Operating Co./Centennial Communications
               Corp., Guaranteed Senior Note
               10.125%, 6/15/2013                                                    CCC            B           NR        2,865,563
      35,000   Dobson Cellular Systems, Senior Note
               8.375%, 11/01/2011                                                      B            B           NR           37,144
   2,740,000   Dobson Communications Corp., Senior Note
               8.875%, 10/01/2013                                                    CCC          Caa           NR        2,733,150
   1,300,000   Nextel Communications, Inc., Series E, Senior Note
               6.875%, 10/31/2013                                                      A          Baa          BBB        1,356,178
     725,000   Qwest Corp., Note
               7.875%, 9/01/2011                                                      BB           Ba           BB          781,188
   5,530,000   Qwest Corp., Note
               8.875%, 3/15/2012                                                      BB           Ba           BB        6,235,075
     665,000   Rogers Wireless Communications, Inc., Senior Secured Note
               7.500%, 3/15/2015                                                      BB           Ba           BB          718,200
   1,490,000   Time Warner Telecom Holdings, Inc., Senior Note
               9.250%, 2/15/2014                                                     CCC            B           NR        1,571,950
                                                                                                                         18,756,892

See accompanying notes to financial statements.

PRINCIPAL                                                                            S&P      MOODY'S        FITCH
AMOUNT         DESCRIPTION                                                      RATINGS*     RATINGS*     RATINGS*        VALUE (a)
CORPORATE DEBT -- CONTINUED

               TEXTILES, CLOTHING & FABRICS -- 0.6%
$  1,075,000   Quiksilver, Inc., Senior Note
               6.875%, 4/15/2015                                                      BB            B           NR   $    1,034,688

               TRANSPORTATION -- 2.8%
   2,640,000   Grupo Transportacion Ferroviaria Mexicana SA de CV, Note, 144A
               9.375%, 5/01/2012                                                       B            B            B        2,890,800
     175,000   Stena AB, Note
               9.625%, 12/01/2012                                                     BB           Ba           NR          190,094
   2,055,000   Stena AB, Senior Note
               7.000%, 12/01/2016                                                     BB           Ba           NR        1,880,325
                                                                                                                          4,961,219

               TOTAL CORPORATE DEBT (IDENTIFIED COST $248,149,537)                                                      251,556,181

               TOTAL INVESTMENTS -- 143.1%
               (IDENTIFIED COST $250,780,235) (b)                                                                       254,282,459

               Other Assets, Less Liabilities -- 7.7%                                                                    13,558,476

               Money Market Cumulative Preferred Shares plus cumulative unpaid
               dividends (50.8%)                                                                                        (90,182,360)

               TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100%                                            $  177,658,575

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

   *   Ratings of issues shown are unaudited.
   (a) See Note 2a of Notes to Financial Statements.
   (b) Federal Tax Information:
       At December 31, 2005, the net unrealized appreciation on investments based on cost of $251,265,051 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost  $  7,045,228
       Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value    (4,027,820)
       Net unrealized appreciation                                                                                     $  3,017,408

   (c) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
 FRN   Floating rate note. Rate shown is rate in effect at December 31, 2005.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At the period end, the value of 144A securities amounted to $66,384,105 or 37.4% of net assets applicable to common shareholders.

       Quality Profile (unaudited)

       The quality ratings of securities in the fund as of December 31, 2005 were as follows:

                                                                 PERCENT OF
                                                          TOTAL INVESTMENTS
               S&P RATING/MOODY'S RATING/FITCH RATING            AND CASH**
               A/A/A                                                    0.5%
               BBB/Baa/BBB                                              7.0
               BB/Ba/BB                                                43.0
               B/B/B                                                   38.4
               CCC/Caa/CCC                                              7.7
               NR (Not Rated)***                                        1.4
               Cash                                                     2.0
                                                                      100.0%

  **  Percentages compiled using the highest rating for each security.
 *** Securities not rated are of quality that is permitted to be invested in by the fund.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF ASSETS & LIABILITIES

DECEMBER 31, 2005

ASSETS

  Investments at cost                                                                                           $  250,780,235
  Net unrealized appreciation                                                                                        3,502,224
    INVESTMENTS AT VALUE                                                                                           254,282,459
  Cash                                                                                                               5,250,485
  Receivable for securities sold                                                                                     6,019,561
  Interest receivable                                                                                                5,401,735
  Interest rate swap contracts, at market value                                                                      1,402,642
  Prepaid expenses                                                                                                      53,700
------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                                                   272,410,582

LIABILITIES

  Payable for securities purchased                                                                                   3,071,167
  Management fees payable                                                                                              136,421
  Payable for collateral on interest rate swap contracts                                                             1,226,000
  Other accrued expenses                                                                                               136,059
------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                                                                4,569,647

  MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED AND OUTSTANDING)
    AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                                           90,182,360
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                                                          $  177,658,575
==============================================================================================================================
NET ASSETS CONSIST OF:

  Common Shares, no par value; unlimited number of shares authorized, 12,247,538 shares issued and outstanding  $  173,824,127
  Accumulated net realized gain on investments                                                                      (1,070,418)
  Net unrealized appreciation of investments and interest rate swap contracts                                        4,904,866
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO COMMON SHARES                                                                      $  177,658,575

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:

    NET ASSETS                                                                                                  $  177,658,575
    COMMON SHARES ISSUED AND OUTSTANDING                                                                            12,247,538
    NET ASSET VALUE PER SHARE                                                                                   $        14.51
    MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)                                       $        15.61

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME

  Interest                                                                           $ 23,709,909
  Expenses
     Management fee                                                                     1,636,931
     Investor service fee                                                                 136,411
     Trustees' fees and expenses                                                          109,346
     Custodian fee                                                                        312,318
     Audit and tax services                                                                51,550
     Legal fee                                                                            130,608
     Shareholder reports                                                                   54,812
     Preferred shares auction                                                             232,002
     Insurance expense                                                                     85,416
     Miscellaneous                                                                         40,843
-------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                     2,790,237

     NET INVESTMENT INCOME                                                             20,919,672

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Realized gain (loss) on:
     Investments -- net                                                                  (707,367)
     Interest rate swap contracts -- net                                                  591,395
  Change in unrealized appreciation (depreciation) of:
     Investments -- net                                                               (11,744,400)
     Interest rate swap contracts -- net                                                  322,642
-------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and interest rate swap contracts    (11,537,730)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    9,381,942
=================================================================================================
LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME                (2,993,978)
=================================================================================================
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES RESULTING FROM OPERATIONS     $  6,387,964
=================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED           YEAR ENDED
                                                                                     DECEMBER 31, 2005    DECEMBER 31, 2004
FROM OPERATIONS:

  Net investment income                                                              $      20,919,672    $      21,013,341
  Net realized gain (loss) on investments and interest rate swap contracts                    (115,972)             222,124
  Net change in unrealized appreciation (depreciation) of investments and interest
  rate swap contracts                                                                      (11,421,758)           1,240,507
  Dividends to preferred shareholders from net investment income                            (2,993,978)          (1,380,048)
---------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES RESULTING FROM OPERATIONS           6,387,964           21,095,924

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

  Net investment income                                                                    (19,265,627)         (19,016,408)
  Net realized gain on investments                                                            (235,064)          (1,173,302)
  Return of capital                                                                            (49,045)                  --
---------------------------------------------------------------------------------------------------------------------------
                                                                                           (19,549,736)         (20,189,710)

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM COMMON SHARE TRANSACTIONS:                      120,786              128,713

  Offering costs and underwriting discounts on preferred shares                                     --                1,000
---------------------------------------------------------------------------------------------------------------------------
  TOTAL NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES                  (13,040,986)           1,035,927

NET ASSETS APPLICABLE TO COMMON SHARES

  Beginning of period                                                                      190,699,561          189,663,634
  End of period                                                                      $     177,658,575    $     190,699,561

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                                          FOR THE PERIOD
                                                                                                           JULY 28, 2003
                                                                           YEAR ENDED DECEMBER 31,               THROUGH
                                                                       -------------------------------      DECEMBER 31,
                                                                               2005               2004             2003*
NET ASSET VALUE, BEGINNING OF PERIOD (COMMON SHARES)                   $      15.58       $      15.51    $        14.33(a)
------------------------------------------------------------------------------------------------------------------------
Net Investment Income (b)                                                      1.71               1.72              0.64
Net Realized and Unrealized Gain (Loss) on Investments                        (0.94)              0.11              1.31
Dividends to Preferred Shareholders from Net Investment Income                (0.24)             (0.11)            (0.02)
------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS             0.53               1.72              1.93

Less Distributions to Common Shareholders
  From Net Investment Income                                                  (1.58)             (1.55)            (0.60)
  From Net Realized Gains                                                     (0.02)             (0.10)            (0.02)
  From Return of Capital                                                      (0.00)(g)             --                --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                    (1.60)             (1.65)            (0.62)

Common Shares Offering Costs Charged to Paid-in Capital                          --                 --             (0.03)
Preferred Shares Underwriting Commissions and Offering Costs
  Charged to Paid in Capital                                                     --                 --             (0.10)
NET ASSET VALUE, END OF PERIOD (COMMON SHARES)                         $      14.51       $      15.58    $        15.51
========================================================================================================================
MARKET VALUE - END OF PERIOD (COMMON SHARES)                           $      15.61       $      16.48    $        15.91
========================================================================================================================

Total Return on Net Asset Value (Common Shares) (%)                            3.63              11.99             12.73(c)
------------------------------------------------------------------------------------------------------------------------
Total Return on Market Value (Common Shares) (%)                               5.40              15.48             10.47(d)
------------------------------------------------------------------------------------------------------------------------

Ratio of Expenses (excluding interest expense) to Average Net Assets
  Applicable to Common Shares (%) (f)                                          1.53               1.48              1.42(e)
Ratio of Interest Expense to Average Net Assets Applicable to
  Common Shares (%) (f)                                                          --                 --              0.19(e)
Ratio of Net Investment Income to Average Net Assets Applicable to
  Common Shares (%) (f)                                                       11.44              11.36             10.00(e)
Portfolio Turnover Rate (%)                                                   96.18             106.76             32.08
------------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shares, End of Period (000)            $    177,659       $    190,700    $      189,644
------------------------------------------------------------------------------------------------------------------------

MONEY MARKET CUMULATIVE PREFERRED SHARES

Preferred Shares Outstanding, End of Period (000)                            90,000             90,000            90,000
Asset Coverage Per Share                                               $     74,350       $     77,975    $       77,675
Involuntary Liquidation Preference Per Share                           $     25,000       $     25,000    $       25,000
Approximate Market Value Per Share                                     $     25,000       $     25,000    $       25,000

*   Commencement of operations.
(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.
(b) Calculated using average shares outstanding during the period.
(c) Total return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and a sale at the ending net asset value per share and is not annualized.
(d) Total return on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and a sale at the current market price on the last day of the period and is not annualized.
(e) Annualized.
(f) Expense and net investment income ratios include accumulated and unpaid dividends.
(g) Rounds to less than $0.01.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2005

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) is the sub-adviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund will pursue its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at fair value as determined in good faith under consistently applied procedures established by and applied under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

b) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

d) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at December 31, 2005.

e) INTEREST RATE SWAP CONTRACTS: The Fund may enter into interest rate swap transactions. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rate risk. Interest rate swap contracts involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap contracts are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and

Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At December 31, 2005, the Fund had the following open swap agreements:

                                                                                                   NET UNREALIZED
NOTIONAL AMOUNT    EXPIRATION DATE                             DESCRIPTION                          APPRECIATION
------------------------------------------------------------------------------------------------------------------
  $ 22,500,000        03/15/06       Agreement with Citibank N.A. dated 03/11/04 to pay the         $    149,499
                                     notional amount multiplied by 1.78% and to receive
                                     the notional amount multiplied by the 1 month U.S.
                                     Dollars -- London Interbank Offered Rate -- British
                                     Bankers Association (USD -- LIBOR -- BBA).

  $ 22,500,000        03/15/07       Agreement with Citibank N.A. dated 03/11/04 to pay the         $    677,612
                                     notional amount multiplied by 2.27% and to receive the
                                     notional amount multiplied by the 1 month U.S. Dollars --
                                     London Interbank Offered Rate -- British Bankers Association
                                     (USD -- LIBOR -- BBA).

  $ 22,500,000        09/28/07       Agreement with Citibank N.A. dated 09/24/04 to pay the         $    575,531
                                     notional amount multiplied by 3.22% and to receive the
                                     notional amount multiplied by the 1 month U.S. Dollars --
                                     London Interbank Offered Rate -- British Bankers Association
                                     (USD -- LIBOR -- BBA).

Periodically, the Fund receives from or deposits, with the counter party, a specific amount of cash equal to the market value of the interest rate swap contracts. At December 31, 2005, the Fund had $1,226,000 payable for collateral on interest rate swap contracts under this arrangement.

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting and administrative fees, legal and audit fees, fees and expenses of the disinterested Trustees, registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily "Managed Assets" (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lehman Brothers Asset Management LLC ("LBAM LLC") to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates LBAM LLC for its services as sub-adviser. The Adviser pays LBAM LLC a monthly sub-advisory fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and LBAM LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolios L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder materials, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the year ended

December 31, 2005, the Fund paid First Trust, as the investor servicing agent, a fee equal to $136,411.

The Fund pays no compensation to its officers or to its Trustees who are interested Trustees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the year ended December 31, 2005, purchases and sales of investments, other than short-term securities, aggregated $251,964,596 and $258,950,264, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Distributions to preferred shareholders are cumulative at a rate which was established at the offering and is reset every twenty-eight days based on the results of an auction. The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%. For the year ended December 31, 2005, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $225,000 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the dividends on the MMP shall remain unpaid in an amount equal to two full years' dividends, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have equal voting rights of one vote per share, except that the holders of the MMP, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the 1940 Act.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any dividends on outstanding MMP. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the MMP is generally twenty-eight days. For the year ended December 31, 2005, the dividend rates for MMP ranged from 2.41% to 4.35%. The dividend rate for MMP on December 31, 2005 was 4.35%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                         YEAR ENDED              YEAR ENDED
                                                     DECEMBER 31, 2005       DECEMBER 31, 2004
                                                   ---------------------   ---------------------
                                                    SHARES      AMOUNT      SHARES      AMOUNT
                                                   ---------   ---------   ---------   ---------
Shares issued pursuant to the Fund's                 8,148     $ 120,786     8,448     $ 128,713
  dividend reinvestment plan
                                                     -----     ---------     -----     ---------
Increase derived from capital share transactions     8,148     $ 120,786     8,448     $ 128,713
                                                     =====     =========     =====     =========

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- RISK ASSOCIATED WITH THE USE OF LEVERAGE

The Fund's use of leverage through the issuance of preferred shares and borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates risks for holders of common shares. There is no assurance that the Fund's leveraging strategies will be successful. If the Fund issues preferred shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the dividends payable on the preferred shares or the costs of borrowing, the Fund's investment return will be greater than if leverage had not been used. However, if the dividends payable on the preferred shares or the costs of borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if leverage had not been used. Leverage creates risks which may adversely affect the return for holders of common shares, including:

(a) the likelihood of greater volatility of net asset value and market price of the Fund's common shares;

(b) the possibility either that common share income will fall if the preferred share dividend rate rises or the Fund's borrowing costs increase, or that common share income will fluctuate because of changes in the preferred share dividend rates or borrowing costs.

NOTE 10 -- INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11 -- FEDERAL INCOME TAX INFORMATION

For the years ended December 31, 2005 and December 31, 2004, the tax character of distributions paid was $21,925,912 and $21,569,758 of ordinary income, respectively. For the year ended December 31, 2005 the tax character of distributions for long term capital gains and return of capital was $568,757 and $49,045, respectively.

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

      Capital and other losses                $  (585,602)
      Unrealized gains                          4,420,050*
-----------------------------------------------------------
      TOTAL ACCUMULATED EARNINGS              $ 3,834,448

* The difference between book-basis and tax-basis net unrealized gains is attributed primarily to wash sales.

A permanent difference incurred during the period ended December 31, 2005, resulting from differences in book and tax accounting due to the tax treatment for paydown gains and losses on mortgage backed securities, the tax treatment for swaps and return of capital distributions, and a redesignation of distributions paid, has been reclassified at year end by increasing undistributed net income by $1,388,978, decreasing undistributed realized gain by $1,339,933 and decreasing paid in capital by $49,045.

At December 31, 2005 the Fund elected to defer post October 31 net capital losses by $585,602.

NOTE 12 -- SUBSEQUENT EVENT (UNAUDITED)

At its meeting held on February 15, 2006, the Board of Trustees of the Fund (the "Board") nominated for election as trustees of the Fund (at the annual meeting of the shareholders of the Fund scheduled to be held on April 19, 2006) the following individuals: John Cannon, Faith Colish, C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William
E. Rulon, Cornelius T. Ryan, Tom D. Seip, Candace L. Straight, Peter E. Sundman and Peter P. Trapp. These individuals currently serve as the trustees/directors of the Neuberger Berman family of funds ("NB Trustees"). This family of funds is advised by an affiliate of Lehman Brothers Asset Management Inc. ("LBAM"), the Fund's investment adviser. The current members of the Board have determined not to continue serving as Trustees of the Fund upon the election of the NB

Trustees as Trustees of the Fund. This determination was based on the Board's and the nominating committee's consideration of management's recommendation that the board oversight of the Fund be transitioned to the NB Trustees. Specifically, following thorough review of the matter, and based on representations from LBAM and representatives from NBMI (the investment adviser to the Neuberger Berman family of funds), the Board agreed that transitioning the Fund's governance to the NB Trustees would likely result in the realization of cost savings and operational efficiencies for the Fund and its shareholders. To accomplish this transition, and consistent with management's recommendation, the Board voted to nominate all of the NB Trustees for election as Trustees of the Fund.

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The annual meeting of the Trust's shareholders was held on May 25, 2005 at which shareholders considered and approved the following proposals. The voting results were the following:

With respect to the election of Stephanie E. Dolan as a Trustee of the Fund:

11,799,430.812 shares of Common Shares and MMP Shares, voting together as a single class, or 99.514% of shares cast, in the affirmative, with 57,670 shares, or 0.486% of shares cast, withheld;

With respect to the election of Scott Hall as a Trustee of the Fund:

11,803,145.812 shares of Common Shares and MMP Shares, voting together as a single class, or 99.545% of shares cast, in the affirmative, with 53,955 shares, or 0.455% of shares cast, withheld; and

With respect to the election of Michael M. Knetter as a Trustee of the Fund:

1,917 MMP shares, or 100% of shares cast, in the affirmative, with 0 shares or 0% of shares cast withheld.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lehman Brothers First Trust Income Opportunity Fund

We have audited the accompanying statement of assets and liabilities of Lehman Brothers First Trust Income Opportunity Fund (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers First Trust Income Opportunity Fund, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

DIVIDEND REINVESTMENT PLAN

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants, the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 800-988-5196.

TRUSTEES AND OFFICERS TABLE

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                OVERSEEN IN      OTHER
                                                                                                LEHMAN           TRUSTEESHIPS
                                                                                                BROTHERS         HELD OUTSIDE OF
                                                                                                ASSET            LEHMAN
                                      LENGTH OF                                                 MANAGEMENT       BROTHERS ASSET
NAME AND                  POSITION    TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE         FUNDS            MANAGEMENT
DATE OF BIRTH             WITH FUND   SERVED        YEARS                                       COMPLEX          FUNDS COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
General James E. Dalton,  Trustee     Since June    Formerly Vice President of Logicon Inc., a      1            Formerly, Director
(Retired)                             2003          wholly-owned subsidiary of Northrop                          of Defense Group,
10/17/1930                                          Grumman (1985-1998); formerly, General                       Inc., a defense
                                                    Manager of Logicon's Defense Technology                      business (since
                                                    Group (1995-1998).                                           1999-2005);
                                                                                                                 formerly, Director,
                                                                                                                 Chair of the Audit
                                                                                                                 Committee at
                                                                                                                 William Lyon
                                                                                                                 Homes, a home
                                                                                                                 building business
                                                                                                                 (since 1991-2005);
                                                                                                                 formerly Director
                                                                                                                 of Finance
                                                                                                                 America, a
                                                                                                                 mortgage business
                                                                                                                 (2002-2004).

Margaret M. Eisen         Trustee     Since June    Managing Director of Marketing, CFA             1            Director, Chair of
6/19/1953                             2003          Institute, since 2005; formerly, Managing                    Compensation
                                                    Director and Chief Investment Officer of                     Committee, and
                                                    EAM International, LLC, an investment                        Member of the
                                                    banking and asset management firm                            Audit Committee of
                                                    (2003-2005); formerly, Managing Director                     Antigenics
                                                    of DeGuardiola Advisors, an investment                       Corporation, a
                                                    bank (2001-2002); formerly, Managing                         bio-pharmaceutical
                                                    Director of North American Equities of                       company (since
                                                    General Motors Investment Management                         2003); Trustee of
                                                    Corporation (1995-2001).                                     Columbia Acorn
                                                                                                                 family of mutual
                                                                                                                 funds of Wanger
                                                                                                                 Asset Management
                                                                                                                 (six portfolios
                                                                                                                 under management)
                                                                                                                 (since 2002).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                OVERSEEN IN      OTHER
                                                                                                LEHMAN           TRUSTEESHIPS
                                                                                                BROTHERS         HELD OUTSIDE OF
                                                                                                ASSET            LEHMAN
                                      LENGTH OF                                                 MANAGEMENT       BROTHERS ASSET
NAME AND                  POSITION    TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE         FUNDS            MANAGEMENT
DATE OF BIRTH             WITH FUND   SERVED        YEARS                                       COMPLEX          FUNDS COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter        Trustee     Since June    Dean of the University of Wisconsin-            1            Director, Wausau
4/8/1960                              2003          Madison School of Business (since 2002);                     Paper, since 2005;
                                                    formerly, Professor of International                         Director, Great
                                                    Economics and Associate Dean at the Amos                     Wolf Resorts
                                                    Tuck School of Business -- Dartmouth                         (since 2004).
                                                    College (1997-2002).

Eugene A. Matthews        Trustee     Since June    President of Nintai, Incorporated, an           1            None
11/19/1958                            2003          investment advisory firm (since 1997);
                                                    formerly, Senior Fellow of Asia Studies
                                                    for the Council of Foreign Relations (2001
                                                    2003); formerly, Asia Studies Project
                                                    Director for the Japan Economic Task Force
                                                    and Leader of Asia Roundtable (2001-
                                                    2003); Founding and General Partner of
                                                    Apax-Globis Japan, Inc., a private equity
                                                    investment firm (since 1998); formerly
                                                    Founder/President of Ashta International,
                                                    a Vietnamese investment firm (1989-1997).

George W. Morriss         Trustee     Since June    Formerly, Executive Vice President and          1            None
9/24/1947                             2003          Chief Financial Officer of People's Bank,
                                                    a financial services company (1991-2001).

INTERESTED TRUSTEES:*

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                OVERSEEN IN      OTHER
                                                                                                LEHMAN           TRUSTEESHIPS
                                                                                                BROTHERS         HELD OUTSIDE OF
                                                                                                ASSET            LEHMAN
                                      LENGTH OF                                                 MANAGEMENT       BROTHERS ASSET
NAME AND                  POSITION    TIME          PRINCIPAL OCCUPATIONS FOR LAST FIVE         FUNDS            MANAGEMENT
DATE OF BIRTH             WITH FUND   SERVED        YEARS                                       COMPLEX          FUNDS COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Stephanie E. Dolan        Trustee     Since June    Managing Director of Lehman Brothers Inc.,      1            None
4/4/1963                              2003          since January 2006; Senior Vice President
                                                    of Lehman Brothers Inc. (since 2000);
                                                    Controller of Lehman Brothers Asset
                                                    Management Inc. (since 2003).

Scott Hall                Trustee     Since June    Managing Director of First Trust Advisors       1            None
1/12/1957                             2003          L.P. and First Trust Portfolios L.P.
                                                    (since 1992).

Kurt A. Locher            Trustee     Since June    Managing Director of Lehman Brothers            1            None
5/9/1966                              2003          Inc. (since 1998); Managing Director of
                                                    Lehman Brothers Asset Management Inc.
                                                    (since 2003); formerly Director of BNC
                                                    Mortgage Inc. (2000-2004), Finance America
                                                    LLC (1999-2004), and TrueLink
                                                    Inc. (1999-2004); formerly, President of
                                                    Lehman Brothers Bank, F.S.B. (1999-2000);
                                                    formerly, Senior Vice President of Lehman
                                                    Brothers Inc. (1995-1998).

* Stephanie E. Dolan and Kurt A. Locher are "interested persons" of the Fund, as such term is defined by the 1940 Act, by virtue of their officerships with Lehman Brothers Asset Management Inc., the investment adviser to the Fund ("Lehman Brothers" or the "Adviser"). Scott Hall is an "interested person" of the Fund, as such term is defined by the 1940 Act, by virtue of his employment with First Trust Portfolios LP, the Fund's servicing agent and distribution and marketing agent.

Set forth below is information about the officers of the Fund. Each officer serves for a one-year term. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

                              POSITION
NAME AND DATE OF BIRTH        WITH FUND     PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley Tank                  President     Chief Executive Officer of Lehman Brothers Asset Management Inc.; Managing Director and
9/29/1957                                   Global Head of Fixed Income Asset Management for Lehman Brothers (since 2002); Chief
                                            Exeutive Officer and Managing Director of Lehman Brothers Asset Management LLC;
                                            formerly, Director of Fixed Income for Strong Capital Management in Menomonee Falls,
                                            Wisconsin (1990-2002).

                              POSITION
NAME AND DATE OF BIRTH        WITH FUND     PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward Grieb                  Treasurer     Chief Financial Officer of Lehman Brothers Asset Management Inc.; Managing Director
9/22/1961                                   (since 2003) and Assistant Controller for Lehman Brothers (since 1997).

Stephanie E. Dolan            Assistant     Managing Director of Lehman Brothers Inc., since January 2006; Senior Vice President of
4/4/1963                      Treasuer      Lehman Brothers Inc. (since 2000); Controller of Lehman Brothers Asset Management Inc.
                                            (since 2003).

Jonathan Morris               Secretary     Senior Vice President of Lehman Brothers Asset Management Inc.; Senior Vice President
3/1/1956                                    and General Counsel for Lehman Brother's Investment Management Division which includes
                                            Lehman Brothers private investment management business and asset management and investment advisory business (since 1997).

Rainer L.C. Frost             Assistant     Director and Counsel, Investors Bank & Trust Company (since 2005); Principal and General
3/5/1957                      Secretary     Counsel, Clarity Group (2000-2005); Chief Administrative Officer, Executive
                                            Vice-President and General Counsel, GoldK, Inc. (2001-2002); Chief Executive Officer and
                                            General Counsel, Norfox Software, Inc. (1999-2000).

Chamaine Williams             Chief         Vice President, Lehman Brothers Inc., since 2003; Chief Compliance Officer, fifteen
1/29/1971                     Compliance    registered investment companies for which Neuberger Berman acts as investment manager
                              Officer       and administrator, since 2005; Chief Compliance Officer, Lehman Brothers Asset
                                            Management Inc., since 2003; Chief Compliance Officer, Lehman Brothers Alternative
                                            Investment Management LLC, since 2003; formerly, Vice President, UBS Global Asset
                                            Management (U.S.) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of Paine Webber Inc.), 1997-2003.

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund and is available without charge, upon request, by calling 1-800-988-5196 or visiting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) without charge, upon request, by calling 1-800-988-5196, (2) on the Fund's website at www.lbftincomeopportunity.com and (3) on the Commission's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is available (1) on the Fund's website www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on June 13, 2005.

The Fund files a complete schedule of investments with the Commission for the first and third quarters of its fiscal year on Form N-Q, which when filed will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

LEHMAN BROTHERS

(C) 2005 Lehman Brothers Inc. All Rights Reserved. LB10183

ITEM 2. CODE OF ETHICS.

For the year ended December 31, 2005, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees designated George Morriss as the Registrant's Audit Committee Financial Expert. George Morriss is deemed "independent" for purposes of this item because (i) he does not accept directly or indirectly any consulting, advisory, or compensatory fee from the issuer (other than in his capacity as a committee member or a member of the board of trustees); and (ii) he is not an "interested person" of the Registrant as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the year ended 2005 and 2004 were $34,500, and $36,400.
          (b) AUDIT RELATED FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the the initial and year end agreed upon procedures reporting for the preferred shares for the years ended 2005 and 2004 were $6,000 and $5,400, respectively.
          (c) TAX FEES: The aggregate fees accrued for professional services rendered by Ernst & Young LLP for tax compliance, tax advice, and tax planning for the years ended 2005 and 2004 were $8,700 and $4,250, respectively. Such services included the preparation of the year-end tax provision and excise tax work.
          (d) ALL OTHER FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, other than services reported in Audit Fees, Audited-Related Fees, and Tax Fees for years ended 2005 and 2004 were $0 and $0, respectively.
          (e) (1) The Registrant's Audit Committee pre-approved the provision of audit and non-audit services by Ernst & Young LLP for the fiscal years ended December 31, 2005 and December 31, 2004. The Registrant has not delegated the pre-approval of audit and non-audit services to a member of the audit committee. Rather, any action of the audit committee with respect to the pre-approval process requires the vote of a majority of the audit committee members present, whether in person or otherwise, at the meeting at which such action is considered. One member of the audit committee shall constitute a quorum for the purpose of taking any action.
               (2) The percentage of services described in each of paragraphs
               (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 100%

               (c) 100%

               (d) 100%

          (f)  Not applicable.

          (g) Aggregate non-audit fees billed to the Registrant by the Registrant's accountant for the fiscal years ended December 31, 2005 and 2004 were $14,700 and $9,650, respectively

               Aggregate non-audit fees billed to the investment adviser or sub-adviser by the Registrant's accountant were $165,450 and $167,550 for the fiscal years ended December 31, 2005 and 2004, respectively. In addition to the services outlined under "Tax Fees" and "Audit-Related Fees", these services include AIMR attestation work performed by our New York City Office for the adviser.

          (h) Non-audit services rendered to the Registrant's investment adviser and any adviser affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Board of Trustees of the Registrant established an audit committee for the purpose of overseeing the accounting and financial reporting processes of the Registrant and audits of the financial statements of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

To be eligible to serve as a member of the Registrant's audit committee, a trustee must be an "Independent Trustee," which term shall mean a Trustee (i) who is not an "interested person," as that term is defined in Section 2(a)(19) of the 1940 Act, as amended of the Registrant; and (ii) who has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the Registrant (other than fees for serving as a trustee or committee member).

The Registrant's Audit Committee Members are:
James E. Dalton
Margaret M. Eisen
Michael M. Knetter
Eugene A. Matthews
George Morriss

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of the Registrant has delegated to the Registrant's sub-advisor (the "Sub-Advisor") the authority to vote proxies on behalf of the Fund and has approved the Sub-Advisor's proxy voting guidelines and procedures. A copy of the Sub-Advisor's proxy voting procedures and guidelines are filed with this Form N-CSR under Item 12(b).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     (a) Portfolio Managers of Closed-End Management Investment Companies is attached

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Sox Code of Ethics is attached

     (a)(2) Section 302 Certification letters are attached

     (b) Proxy voting procedures and guidelines are attached.

     (c) Section 906 Certifications are attached.


     Pursuant to the requirements of the Exchange Act and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Lehman Brothers First Trust Income Opportunity Fund


     By: /S/ Bradley Tank
     --------------------------------------------------
     Bradley Tank, President/Chief Executive Officer
     Date: 3/07/06


     Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


     By: /S/ Bradley Tank
     ----------------------------------------------------------------
     Bradley Tank, President/Chief Executive Officer
     Date: 03/07/06

     By: /S/ Edward Grieb
     ----------------------------------------------------------------
     Edward Grieb, Treasurer/Chief Financial Officer
     Date: 3/09/06


N-CSR EXHIBIT FOR ITEM 8(a): PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                          PORTFOLIO MANAGER INFORMATION

Lehman Brothers Asset Management Inc. serves as investment adviser to the Fund, with overall responsibility for overseeing the Fund's management. Lehman Brothers Asset Management LLC ("LBAM LLC") serves as investment sub-adviser to the Fund and has day-to-day responsibility for managing the Fund's portfolio of investments. Information relating to the portfolio managers for the Fund is presented below.

Ann H. Benjamin has served as lead portfolio manager for the Fund since its inception. She is the managing director and chief investment officer of high yield for LBAM LLC. She serves as the lead portfolio manager for all of LBAM LLC's high yield strategy accounts. Ann H. Benjamin has been with LBAM LLC since March 1, 1997.

Thomas P. O'Reilly has served as portfolio and credit analyst for the Fund since its inception. He is a senior vice president and portfolio manager for LBAM LLC. He serves as portfolio and credit analyst for all of LBAM LLC's high yield strategy accounts. Thomas P. O'Reilly has been with LBAM LLC since July 1, 1997.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS AS OF 12/31/05

The table below contains information about other accounts managed by the Fund's primary portfolio managers.

                                        ANN H. BENJAMIN                    THOMAS P. O'REILLY
                                        ---------------                    ------------------
REGISTERED INVESTMENT COMPANIES
Total Accounts Managed                  5                                  5
Total Assets Managed                    $1.1 billion                       $1.1 billion
Accounts with Performance Fees          None                               None
Assets with Performance Fees            None                               None
OTHER POOLED INVESTMENT VEHICLES
Total Accounts Managed                  3                                  3
Total Assets Managed                    $0.1 billion                       $0.1 billion
Accounts with Performance Fees          None                               None
Assets with Performance Fees            None                               None

OTHER ACCOUNTS
Total Accounts Managed                  31                                 31
Total Assets Managed                    $3.8 billion                       $3.8 billion
Accounts with Performance Fees          1                                  1
Assets with Performance Fees            $86 million                        $86 million
TOTAL ACCOUNTS MANAGED                  39                                 39
TOTAL ASSETS MANAGED                    $5.1 billion                       $5.1 billion

The Fund's portfolio managers may manage other accounts with investment strategies similar to those of the Fund, which may suggest the potential for conflicts of interest. LBAM LLC may charge varying fees to different accounts managed by the portfolio managers. The Fund's portfolio managers may participate personally in some pooled accounts, including the Fund. LBAM LCC may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for a portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with the management of the Fund. LBAM LLC has a fundamental policy to bundle trades for all accounts managed, which LBAM LLC believes promotes best execution. LBAM LLC dedicates high yield trading personnel to focus on purchasing bonds within the levels established by the portfolio managers. LBAM LLC observes the following practices and policies as part of its trading strategies: 1) adherence to the requirement that best execution is the sole criterion for evaluating trades; 2) policies and procedures requiring fair treatment of all clients; 3) professional conduct requirements mandating the primacy of the best interests of clients; 4) a policy against directing soft dollar credits to individual brokers on behalf of individual clients; 5) trading positions for all portfolios or accounts together; 6) seeking competitive bids for purchases and sales, to the extent possible; and 7) close attention to the orderly handling of cash flows. LBAM LLC manages its various portfolios and accounts without regard to management fees.

PORTFOLIO MANAGER COMPENSATION

All portfolio managers are employed and compensated by LBAM LLC, the investment sub-adviser for the Fund. LBAM LLC evaluates the performance of portfolio managers in light of LBAM LLC's success in meeting its clients stated goals and objectives (i.e. the performance of a client's portfolio; while fees for most of the high yield portfolios or accounts LBAM LLC manages are not based on performance, the performance of a portfolio or account is relevant to the portfolio manager's compensation). Based on this performance evaluation, each portfolio manager earns annual compensation comprised of a salary and bonus. A portion of bonuses may be paid through the Lehman Brothers Stock Award Program, which includes restricted stock units or options with specific terms on vesting and forfeiture.

In addition to the annual compensation and Lehman equity, a portfolio manager's success is tied to the company's success through participation in the company's Incentive Payment Pool (IPP). The IPP will be valued at a fixed multiple of future earnings. Payouts will begin in 2007 and extend through 2009.

PORTFOLIO MANAGER BENEFICIAL OWNERSHIP OF SHARES OF THE FUND AS OF 12/31/05

NAME OF PORTFOLIO MANAGER                 DOLLAR RANGE OF SHARES IN THE FUND
-------------------------                 ----------------------------------
Ann H. Benjamin                           $50,001 to $100,000
Thomas P. O'Reilly                        $10,001 to $50,000

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